INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forwards	$ 12,590	$ 11,645
Temporary differences related to R&D expenses	1,865	1,631
Temporary differences related to accrued employee costs	378	590
Deferred revenue and other	706	554
Total deferred tax asset before valuation allowance	15,539	14,420
Less - valuation allowance	(14,834)	(13,836)
Deferred tax asset	705	584
Deferred tax liability - Intangible assets and other	(68)	(171)
Current deferred tax asset, net	637	413
Deferred tax assets, net	637	413
Domestic Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, net
Foreign Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Current deferred tax asset, net	181	148
Non-current deferred tax asset net	456	265
Deferred tax assets, net	$ 637	$ 413